Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Summary of Significant Accounting Policies [Line Items]
Balance as of June 30, 2013	$ (157,761)
Total unrealized gains (losses):
Included in earnings	(336,489)
Warrant reclassified to equity	1,407,739	0
Warrant recorded as derivative liability	(949,084)
Balance as of June 30, 2014	$ (35,595)	$ (157,761)